Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	Series Portfolios Trust
Central Index Key	0001650149
Amendment Flag	false
Document Creation Date	Feb. 28, 2018
Document Effective Date	Feb. 28, 2018
Prospectus Date	Feb. 28, 2018
Highmore Managed Volatility Fund | Institutional Class
Prospectus:
Trading Symbol	HMVZX
Highmore Managed Volatility Fund | Advisor Class
Prospectus:
Trading Symbol	HMVQX
Highmore Sustainable All-Cap Equity Fund | Advisor Class
Prospectus:
Trading Symbol	HMSAX
Highmore Sustainable All-Cap Equity Fund | Institutional Class
Prospectus:
Trading Symbol	HMSQX